Share - Based Compensation - Summary of Restricted Stock Unit Activity Under 2023 Plan (Details) - Restricted Stock Units	6 Months Ended
	Jun. 30, 2025 shares SFr / shares	Jun. 30, 2024 shares SFr / shares	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, Outstanding beginning balance | shares	467,478
Number of awards, RSUs granted | shares	646,741	466,908
Number of awards, RSUs vested/released | shares	(97,990)
Number of awards, Outstanding ending balance | shares	1,016,229	466,908
Weighted average exercise price issued and exercised beginning balance | SFr / shares	SFr 9.81
Weighted average grant date fair value, RSUs granted | SFr / shares	16.16	SFr 9.84
Weighted average grant date fair value, RSUs vested/released | SFr / shares	9.55
Weighted average exercise price issued and exercised ending balance | SFr / shares	SFr 14.31	SFr 9.84
Range of expiration dates, Outstanding beginning balance	2034	2034	2034
Range of expiration dates, RSUs granted	2035	2034
Range of expiration dates, RSUs vested/released	2034
Range of expiration dates, Outstanding ending balance	2034	2034	2034